INTANGIBLE ASSETS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of estimated amortization expense
Year Ending December 31,	Estimated Amortization
2020 (3 months)	$6,688
2021	$26,752
2022	$26,752
2023	$26,752
2024	$26,752

Year Ending December 31,	Estimated Amortization
2020	$1,252
2021	$1,252
2022	$1,252
2023	$1,252
2024	$1,252